Financial Instruments - Additional Information (Detail) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2015 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD
Derivative Instruments, Gain (Loss) [Line Items]
Trading Securities	$ 2,940		$ 1,337
Long-term debt due within one year	$ 211		$ 183
Debt instrument maturity period	1 year
Book value of senior notes	$ 2,300
Sales Revenue, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Number of largest customers | Customer	6
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Percentage of sales to six largest customers	83.00%
Asset-backed Securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Face value of investments | CAD		CAD 107		CAD 107
Trading Securities | CAD		CAD 101		CAD 102
Fair Value, Inputs, Level 1 [Member] | Senior Notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Estimated fair value of notes payable	$ 2,310
Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts, gain recognized in other comprehensive loss	31
Foreign exchange forward contracts, loss recognized in other comprehensive loss	$ (343)